Warranty liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance, beginning of year	$ 13,991	$ 23,109	$ 28,845
Warranty assumed on acquisition	5,180	0	1,952
Warranty claims	(7,353)	(9,438)	(10,709)
Warranty accruals	2,811	427	2,734
Impact of foreign exchange changes	(859)	(107)	287
Balance, end of year	13,770	13,991	23,109
Warranty liability	$ 13,991	$ 23,109	$ 28,845	$ 13,770	$ 13,991	$ 23,109
Less: Current portion				(6,834)	(5,554)	(9,696)
Long-term portion				$ 6,936	$ 8,437	$ 13,413